Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000102898 | Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000102898 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000102898 | Blue Owl Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000102898 | Blackstone Secured Lending Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102898 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102898 | Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102898 | Golub Capital BDC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102898 | Sixth Street Specialty Lending, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102898 | Prospect Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102898 | Morgan Stanley Direct Lending Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102898 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000101627 | Nuveen Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101627 | Nuveen AMT-Free Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101627 | Nuveen AMT-Free Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101627 | Nuveen Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101627 | BlackRock Municipal 2030 Target Term Trust
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101627 | Nuveen Municipal Value Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101627 | Nuveen Municipal High Income Opportunity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101627 | BlackRock MuniYield Quality Fund III, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101627 | BlackRock Municipal Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101627 | BlackRock MuniYield Quality Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101627 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101627 | Municipal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000146000 | 23839
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146000 | 23905
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146000 | 23876
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | 24156
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | 23840
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | 7190
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146000 | 23747
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 23725
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 22499
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146000 | 23123
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146000 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000146000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000146000 | Government
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000146000 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000112445 | 17392
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112445 | 22504
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112445 | 14108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112445 | 3654
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112445 | 4908
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112445 | 23214
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 23130
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 12655
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 13399
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 20616
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000112445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000112445 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112445 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112445 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112445 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112445 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112461 | 137
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112461 | 1651
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112461 | 20880
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112461 | 22752
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112461 | 2205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112461 | 17051
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112461 | 3076
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | 3652
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112461 | 21397
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112461 | 14447
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112461 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112461 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000112461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112461 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112461 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000112461 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000112461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176891 | 20902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176891 | 24144
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176891 | 17200
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176891 | 17582
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176891 | 20710
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176891 | 23030
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176891 | 24932
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 5964
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 22500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176891 | 22256
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176891 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000176891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176891 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000176891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176891 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176891 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176891 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176891 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176891 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053010 | 7457
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053010 | 7306
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 11152
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053010 | 6199
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053010 | 8689
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053010 | 19154
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 19557
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 9780
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 6908
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 2107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053010 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053010 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053010 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053010 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053010 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053010 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053010 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053010 | State GO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053010 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000053010 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053010 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053010 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053010 | Health
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053010 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000053010 | Education
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000053010 | Tax
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000053010 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000053010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218865 | 23073
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218865 | 7750
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218865 | 18832
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218865 | 16693
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218865 | 23163
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218865 | 18731
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218865 | 17116
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218865 | 17488
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218865 | 16696
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218865 | 16855
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218865 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218865 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218865 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000218865 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218865 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218865 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218865 | State GO
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218865 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218865 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218865 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000218865 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218865 | Tax
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218865 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000088892 | 18288
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088892 | 9634
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088892 | 23517
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088892 | 24967
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 24142
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 23028
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 23944
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 23860
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 24626
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | 24441
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088892 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000088892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053007 | 24706
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053007 | 13212
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 17600
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 22599
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 20907
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 15552
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 22439
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 19865
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 24795
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 24839
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053007 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053007 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053007 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053007 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053007 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053007 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053007 | State GO
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000053007 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053007 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053007 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000053007 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000053007 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053007 | Tax
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000053007 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102897 | 17392
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102897 | 6364
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 16327
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 6343
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 785
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 22997
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 14524
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102897 | 22296
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102897 | 22667
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 23212
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102897 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000102897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102897 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102897 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000102897 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102897 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088891 | 20940
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088891 | 19270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088891 | 1788
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 1582
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 199
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 23564
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 7165
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 4536
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 18692
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 224
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088891 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088891 | Government
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000053008 | 23140
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053008 | 24390
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053008 | 24845
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 21912
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 16419
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 24952
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 23398
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 22539
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 24351
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | 23925
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053008 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053008 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053008 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053008 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053008 | Airport
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053008 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053008 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053008 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053008 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053008 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000053008 | Health
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053008 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053008 | Education
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053008 | Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000053008 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053008 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053008 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221911 | 15787
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221911 | 15130
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221911 | 21789
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221911 | 14428
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221911 | 14825
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221911 | 14213
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221911 | 13774
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 24806
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 24550
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 20395
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000221911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221911 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221911 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000221911 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000221911 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221911 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221910 | 21011
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221910 | 23586
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221910 | 13762
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221910 | 14628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221910 | 24348
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 21111
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 15892
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 12185
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 23220
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 21513
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221910 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000221910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221910 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221910 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000221910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000221910 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000221910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102386 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000102386 | AGNC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102386 | Starwood Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000102386 | Rithm Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102386 | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102386 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102386 | Arbor Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102386 | Ladder Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102386 | Chimera Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102386 | MFA Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102386 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102386 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000114511 | 24240
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114511 | 23254
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114511 | 19934
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114511 | 24452
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114511 | 9279
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114511 | 6834
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114511 | 5510
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114511 | 4139
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114511 | 1306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114511 | 8060
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114511 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114511 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114511 | Investment Banking & Investment Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114511 | Diversified Retail
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114511 | Machinery; Equipment & Components
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114511 | Real Estate Operations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114511 | Computers Phones & Household Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114511 | Multiline Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114511 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114511 | Automobiles & Auto Parts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114511 | Food & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114511 | Telecommunications Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000114511 | Residential & Commercial REITs
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000114511 | Electric Utilities & IPPs
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000119796 | 6908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119796 | 20907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 18213
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119796 | 4794
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119796 | 18647
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119796 | 12587
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | 18853
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | 17103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 12009
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 9720
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000119796 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119796 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119796 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119796 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119796 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119796 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119796 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119796 | State GO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119796 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119796 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119796 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119796 | Health
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119796 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119796 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119796 | Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000119796 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119796 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000053009 | 3737
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053009 | 19052
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053009 | 18075
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 962
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17856
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17329
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 10579
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 13670
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 5439
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | 12438
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053009 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053009 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000053009 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053009 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053009 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053009 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053009 | State GO
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000053009 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053009 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053009 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053009 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053009 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053009 | Tax
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000053009 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053009 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053009 | Refunded
Holdings [Line Items]
Percent of Net Asset Value	9.10%